Investment in Unconsolidated Companies (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017
Sonatide Marine, Ltd.
Schedule of Equity Method Investments [Line Items]
Ownership percentage in unconsolidated affiliates	49.00%
Investments in, at equity, and advances to unconsolidated companies	$ 26,935
Sonatide Marine, Ltd. | Predecessor
Schedule of Equity Method Investments [Line Items]
Investments in, at equity, and advances to unconsolidated companies		$ 45,115
DTDW Holdings, Ltd.
Schedule of Equity Method Investments [Line Items]
Ownership percentage in unconsolidated affiliates	40.00%
Investments in, at equity, and advances to unconsolidated companies	$ 2,281
Sonatide Marine Ltd and DTDW Holdings Ltd.
Schedule of Equity Method Investments [Line Items]
Investments in, at equity, and advances to unconsolidated companies	$ 29,216
Sonatide Marine Ltd and DTDW Holdings Ltd. | Predecessor
Schedule of Equity Method Investments [Line Items]
Investments in, at equity, and advances to unconsolidated companies		$ 45,115